Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Raw materials and consumables used	R$ (79,427)	R$ (94,726)	R$ (30,395)
Wages and salaries	(1,342,164)	(1,048,454)	(641,616)
Fuel expense	(86,861)	(59,455)	(58,115)
Freight and Tolls	(5,411)	(5,860)	(17,181)
Cost of sale of Property, plant and equipment	(145,079)	0	0
Repairs and maintenance expense	(112,923)	(94,543)	(58,022)
Property tax expense	(30,893)	(23,073)	(20,191)
Rental expense	(162)	(929)	(11,936)
Waste disposal	(29,961)	(26,794)	(5,562)
Increase (decrease) through insurance finance income or expenses, insurance contracts liability (asset)	(20,382)	(23,732)	(1,877)
Rental of Personal Properties	(8)	(542)	(19,087)
Communication expense	(20,979)	(14,352)	(6,440)
Travel expense	(74,806)	(68,249)	(33,215)
Depreciation and amortisation expense	(322,512)	(181,864)	(112,029)
Advertising expense	(23,055)	(17,622)	(10,783)
Services expense	(436,086)	(386,803)	(208,924)
IPO Costs	0	(120,963)	0
Other expenses	(31,964)	(61,616)	(116,392)
Operating expense excluding cost of sales	(2,762,673)	(2,229,577)	(1,351,765)
Cost of sales	(2,769,665)	(2,090,482)	(1,337,749)
Selling, general and administrative expense	(32,291)	(28,385)	(26,553)
Other operating income (expense)	39,283	(110,710)	12,537
Expenses, by nature	R$ (2,762,673)	R$ (2,229,577)	R$ (1,351,765)